Administrative expenses (Tables)	12 Months Ended
Dec. 31, 2020
Selling General And Administrative Expense [Abstract]
Summary of Administrative Expenses

Administrative expenses are analysed as follows:

	2020	2019	2018
Labour costs	15,578	19,060	20,023
Professional services costs	4,409	4,761	4,076
Indirect taxes	2,354	2,261	2,022
Depreciation and amortization	1,580	1,585	1,301
Software and office maintainance	1,502	1,385	1,312
Travel expenses	868	2,226	2,712
Directors and audit committee fees	736	831	801
Mail & Phone	523	622	675
Printing & Stationery	278	381	457
Cars costs	195	236	487
Electronic data processing	12	12	96
Government grants related to PPE	(49)	(163)	—
Other	1,458	829	1,382
Total	29,444	34,026	35,344